ACCUMULATED OTHER COMPREHENSIVE INCOME/ (LOSSES) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance as of January 1	¥ (4,469,444)
Other comprehensive loss, net Net-of-tax amount	1,585,705	¥ (2,601,355)	¥ (194,680,052)
Balance as of December 31	(4,566,518)	(4,469,444)
Foreign currency translation adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance as of January 1	(4,572,858)	(4,374,064)
Foreign currency translation adjustment	(1,682,779)	(198,794)
Balance as of December 31	(6,255,637)	(4,572,858)	(4,374,064)
Unrealized gain on available-for-sale investments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Before tax amount, Balance as of January 1	137,885	3,606,359
Tax (expenses) or benefits, Balance as of January 1	(34,471)	(901,590)
Balance as of January 1	103,414	2,704,769
Other comprehensive loss, net Before tax amount	2,114,274	(3,468,474)
Other comprehensive loss, net Tax (expenses) or benefits	(528,569)	867,119
Other comprehensive loss, net Net-of-tax amount	1,585,705	(2,601,355)
Before tax amount as of December 31	2,252,159	137,885	3,606,359
Tax (expenses) or benefits, Balance as of December 31	(563,040)	(34,471)	(901,590)
Balance as of December 31	¥ 1,689,119	¥ 103,414	¥ 2,704,769